DERIVATIVE INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair value of foreign exchange forward and options	$ (461)	$ (5,150)
Loss recognized in other comprehensive income	$ 4,402	$ (5,296)	$ (600)
Other comprehensive income (loss)
Balance sheet	“Other comprehensive income (loss)”	“Other comprehensive income (loss)”
Loss recognized in other comprehensive income	$ (175)	$ (4,577)
Other payables and accrued expenses
Balance sheet	Other payables and accrued expenses	Other payables and accrued expenses
Fair value of foreign exchange forward and options	$ (461)	$ (5,143)